REDEEMABLE PREFERRED SHARES - Movement (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of the redeemable preferred shares
Change in redemption value	¥ 205,670
Conversion to ordinary shares	2,311,132
Redeemable preferred shares
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 2,395,314
Balance at beginning of year (in shares)	349,087,677
Change in redemption value	¥ (205,670)	¥ 110,926	¥ 69,116
Conversion to ordinary shares	¥ (2,311,132)
Conversion to ordinary shares (in shares)	(349,087,677)
Foreign exchange impact	¥ 121,488
Balance at end of year		¥ 2,395,314
Balance at end of year (in shares)		349,087,677
Series A
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 107,428
Balance at beginning of year (in shares)	29,635,045
Change in redemption value	¥ (39,098)
Conversion to ordinary shares	¥ (72,965)
Conversion to ordinary shares (in shares)	(29,635,045)
Foreign exchange impact	¥ 4,635
Balance at end of year		¥ 107,428
Balance at end of year (in shares)		29,635,045
Series A*
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 39,575
Balance at beginning of year (in shares)	6,916,645
Conversion to ordinary shares	¥ (43,564)
Conversion to ordinary shares (in shares)	(6,916,645)
Foreign exchange impact	¥ 3,989
Balance at end of year		¥ 39,575
Balance at end of year (in shares)		6,916,645
Series B
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 16,789
Balance at beginning of year (in shares)	2,576,483
Change in redemption value	¥ (3,921)
Conversion to ordinary shares	¥ (13,600)
Conversion to ordinary shares (in shares)	(2,576,483)
Foreign exchange impact	¥ 732
Balance at end of year		¥ 16,789
Balance at end of year (in shares)		2,576,483
Series B1
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 80,148
Balance at beginning of year (in shares)	11,527,742
Conversion to ordinary shares	¥ (88,221)
Conversion to ordinary shares (in shares)	(11,527,742)
Foreign exchange impact	¥ 8,073
Balance at end of year		¥ 80,148
Balance at end of year (in shares)		11,527,742
Series B2
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 67,419
Balance at beginning of year (in shares)	10,435,639
Conversion to ordinary shares	¥ (74,209)
Conversion to ordinary shares (in shares)	(10,435,639)
Foreign exchange impact	¥ 6,790
Balance at end of year		¥ 67,419
Balance at end of year (in shares)		10,435,639
Series B4
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 87,477
Balance at beginning of year (in shares)	14,076,620
Conversion to ordinary shares	¥ (96,287)
Conversion to ordinary shares (in shares)	(14,076,620)
Foreign exchange impact	¥ 8,810
Balance at end of year		¥ 87,477
Balance at end of year (in shares)		14,076,620
Series B5
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 258,038
Balance at beginning of year (in shares)	35,393,262
Change in redemption value	¥ (21,016)
Conversion to ordinary shares	¥ (248,455)
Conversion to ordinary shares (in shares)	(35,393,262)
Foreign exchange impact	¥ 11,433
Balance at end of year		¥ 258,038
Balance at end of year (in shares)		35,393,262
Series C
Movement of the redeemable preferred shares
Balance at beginning of year	¥ 1,738,440
Balance at beginning of year (in shares)	238,526,241
Change in redemption value	¥ (141,635)
Conversion to ordinary shares	¥ (1,673,831)
Conversion to ordinary shares (in shares)	(238,526,241)
Foreign exchange impact	¥ 77,026
Balance at end of year		¥ 1,738,440
Balance at end of year (in shares)		238,526,241